SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549-1004

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 40  (File No. 2-72584)                       [X]
                             ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 42 (File No. 811-3190)                                      [X]
              --

AXP VARIABLE PORTFOLIO - MONEY MARKET SERIES, INC.
200 AXP Financial Center
Minneapolis, MN  55474

Leslie L. Ogg - 901 S. Marquette Ave., Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check  appropriate box)
    [ ] immediately upon filing pursuant to paragraph (b)
    [X] on Oct. 30, 2003 pursuant to  paragraph  (b)
    [ ] 60 days after  filing pursuant to paragraph  (a)(1)
    [ ] on (date) pursuant to paragraph  (a)(1)
    [ ] 75 days after filing  pursuant to paragraph  (a)(2)
    [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
   [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

          The combined Prospectus containing information for AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., AXP Variable Portfolio - Income Series, Inc., and AXP Variable Portfolio - Partners Series, Inc. filed in Post-Effective Amendment No. 50 to Registration Statement No. 2-73115 is incorporated by reference.

PART B

          The combined Statement of Additional Information and the financial statements containing information for AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., AXP Variable Portfolio - Income Series, Inc., and AXP Variable Portfolio - Partners Series, Inc. filed in Post-Effective Amendment No. 50 to Registration Statement No. 2-73115 is incorporated by reference.

PART C.   OTHER INFORMATION

Item 23.  Exhibits

(a)(1)    Articles  of   Incorporation   as  amended  Oct.   13,   1989,   filed
          electronically  as  Exhibit  No.  1  to  Registrant's   Post-Effective
          Amendment No. 21, are incorporated by reference.

(a)(2) Articles of Amendment to the Articles of Incorporation, dated June 16, 1999, filed electronically herewith.

(a)(3) Articles of Amendment to the Articles of Incorporation, dated November 14, 2002, filed electronically herewith.

(b)       By-Laws as amended Jan. 11, 2001, filed  electronically herewith.

(c) Stock certificate for common shares, is on file at the Registrant's headquarters.

(d)(1) Investment Management Services Agreement between Registrant and IDS Life Insurance Company dated March 20, 1995, filed electronically as Exhibit No. 5(a) to Registrant's Post-Effective Amendment No. 26, is incorporated by reference.

(d)(2) Amendment to Investment Management Services Agreement between Registrant on behalf of AXP Variable Portfolio - Cash Management Fund and American Express Financial Corporation, dated June 3, 2002, filed electronically as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 37 filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(3) Investment Management Services Agreement between Registrant on behalf of its underlying series AXP Variable Portfolio - Cash Management Fund, and American Express Financial Corporation dated December 1, 2002 is filed electronically herewith.

(d)(4) Investment Advisory Agreement between IDS Life Insurance Company and American Express Financial Corporation dated Oct. 14, 1998, filed electronically as Exhibit 5(b) to Registrant's Post-Effective Amendment No. 32 filed on or about Oct. 30, 1998, is incorporated by reference.

(d)(5) Addendum to Investment Advisory Agreement, dated May 9, 2001 between IDS Life Insurance Company and American Express Financial Corporation filed electronically as Exhibit (d)(8) to AXP Variable Portfolio-Investment Series, Inc.'s Post-Effective Amendment No. 46 to Registration Statement No. 2-73115 filed on or about Oct. 25, 2001, is incorporated by reference.

(d)(6) Amendment to Investment Advisory Agreement between IDS Life Insurance Company and American Express Financial Corporation dated June 3, 2002, filed electronically as Exhibit (d)(17) to AXP Variable Portfolio - Investment Series, Inc.'s Post-Effective Amendment No. 47 to Registration Statement No. 2-73115, is incorporated by reference.

(d)(7) Administrative Services Agreement between Registrant and American Express Financial Corporation dated Oct. 8, 1998, filed electronically as Exhibit 5(c) to Registrant's Post-Effective Amendment No. 32 filed on or about Oct. 30, 1998, is incorporated by reference.

(d)(8) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - Cash Management Fund and American Express Financial Corporation, dated June 3, 2002, filed electronically as Exhibit (d)(7) to Registrant's Post-Effective Amendment No. 37 filed on or about Aug. 29, 2002, is incorporated by reference.

(e)       Underwriting contracts: Not Applicable.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement between Registrant and American Express Trust Company, dated March 20, 1995, filed electronically as Exhibit No. 8 to Registrant's Post-Effective Amendment No. 26, is incorporated by reference.

(g)(2) Custodian Agreement dated May 13, 1999 between American Express Trust Company and The Bank of New York filed electronically as Exhibit
          (g)(3) to IDS Precious Metal Fund, Inc.'s Post-Effective Amendment No. 33, File No. 2-93745 filed on or about May 24, 1999, is incorporated by reference.

(g)(3)    Custodian  Agreement First Amendment  between American Express
          Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(g)(4)    Custodian  Agreement Second Amendment  between American Express
          Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(g)(5) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(g)(6) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003 is incorporated by reference.

(h)(1) Plan and Agreement of Merger between IDS Life Moneyshare Minnesota, Inc. and IDS Life Moneyshare Fund, Inc. dated April 10, 1986, filed electronically as Exhibit No. 9(a) to Registrant's Post-Effective Amendment No. 21, is incorporated by reference.

(h)(2) License Agreement between Registrant and IDS Financial Corporation, dated Jan. 25, 1988, filed electronically as Exhibit No. 9(b) to Registrant's Post-Effective Amendment No. 21, is incorporated by reference.

(h)(3) License Agreement dated June 17, 1999 between the American Express Funds and American Express Company filed electronically on or about Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(4) Addendum to Schedule A and Schedule B of the License Agreement dated June 15, 2001, between the American Express Company and American Express Funds, filed electronically as Exhibit (h)(4) to AXP Variable Portfolio - Investment Series, Inc.'s Post-Effective Amendment No. 46 filed on or about October 25, 2001, is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)       Independent  Auditors' Consent is filed electronically herewith.

(k)       Omitted financial statements: Not applicable.

(l) Investment Letter of IDS Life Insurance Company, dated Oct. 13, 1981, filed electronically as Exhibit No. 13 to Registrant's Post-Effective Amendment No. 21, is incorporated by reference.

(m) Plan and Agreement of Distribution between Registrant (on behalf of AXP(SM) Variable Portfolio - Cash Management Fund) and IDS Life Insurance Company dated Sept. 20, 1999, filed electronically as Exhibit (m) to Registrant's Post-Effective Amendment No. 35, filed on or about Oct. 30, 2000, is incorporated by reference.

(n)       Rule 18f-3 Plan: Not applicable.

(o)       Reserved.

(p)(1)    Code  of  Ethics  adopted  under  Rule  17j-1  for  Registrant   filed
          electronically on or about August 15, 2003 as Exhibit (p)(1) to AXP Fixed Income Series, Inc.'s Post-Effective Amendment No. 55 to Registration Statement No. 2-51586, is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment advisor and principal underwriter filed electronically on or about March 30, 2000 as Exhibit (p)(2) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(q)(1) Directors' Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 8, 2003, filed electronically as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 2-72584, filed on or about Aug. 15, 2003 is incorporated by reference.

(q)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 9, 2002, filed electronically as Exhibit (q)(2) to Post-Effective Amendment No. 47 to Registration Statement No. 2-73115, is incorporated by reference.

(q)(3) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Sept. 17, 2002, filed electronically as Exhibit
          (q)(3) to Post-Effective Amendment No. 48 to Registration Statement No. 2-73115, is incorporated by reference.

Item 24.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

IDS Life and its subsidiaries are the record holders of all outstanding shares of AXP Variable Portfolio- Investment Series, Inc., AXP Variable Portfolio-Income Series, Inc., AXP Variable Portfolio-Money Market Series, Inc. and AXP Variable Portfolio-Managed Series, Inc. All of such shares were purchased and are held by IDS Life and its subsidiaries pursuant to instructions from owners of variable annuity contracts issued by IDS Life and its subsidiaries. Accordingly, IDS Life disclaims beneficial ownership of all shares of each fund.

Item 25.  Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 26. Business and Other Connections of Investment Advisor (IDS Life Insurance Company).

Directors and officers of IDS Life Insurance Company who are directors and/or officers of one or more other companies:

------------------------------- ---------------------------- ---------------------------- --------------------------------------
Name and Title                  Other company(s)             Address*                     Title within other company(s)
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director and Vice President - Annuities
Director and Executive          Assurance Company            P.O. Box 5555
Vice President - Annuities                                   Albany, NY  12205-0555

                                American Enterprise Life                                  Director, Chairman of the Board and
                                Insurance Company                                         Executive Vice President - Annuities

                                American Express Financial                                Vice President - General Manager
                                Advisors Inc.                                             Annuities

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Wyoming Inc.

                                American Partners Life       1751 AXP Financial Center    Director, President
                                Insurance Company            Minneapolis MN  55474        and Chief Executive Officer

                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                IDS Life Insurance Company                                Director and Executive Vice President -
                                                                                          Annuities

                                IDS Life Insurance Company   P.O. Box 5144                Director and Vice President - Annuities
                                of New York                  Albany, NY  12205

                                IDS Life Series Fund, Inc.                                Director and Chairman of the Board

                                IDS Life Variable Annuity                                 Manager and Chairman of the Board
                                Funds A & B
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director, President and Chief
Director and President          Assurance Company            P.O. Box 5555                Executive Officer
                                                             Albany, NY  12205-0555

                                American Express Financial                                Vice President - Insurance
                                Advisors Inc.                                             Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Maryland Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President and Chief
                                Agency of Oklahoma Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Chairman of the Board
                                Insurance Company                                         and Vice President-Insurance Products

                                IDS Insurance Agency of                                   Director, President and Chief
                                Arkansas Inc.                                             Executive Officer

                                IDS Life Insurance Company                                Director and President

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS Life Series Fund, Inc.                                Director, President and Chief
                                                                                          Executive Officer

                                IDS Life Variable Annuity                                 Manager, President and Chief
                                Funds A & B                                               Executive Officer

                                IDS REO 1, LLC                                            President

                                IDS REO 2, LLC                                            President
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Walter S. Berman                Advisory Capital Partners LLC                             Treasurer
Vice President and Treasurer
                                Advisory Capital Strategies                               Treasurer
                                Group Inc.

                                Advisory Convertible Arbitrage LLC                        Treasurer

                                Advisory Credit Opportunities                             Treasurer
                                GP LLC

                                Advisory Quantitative                                     Treasurer
                                Equity (General Partner) LLC

                                Advisory Select LLC                                       Treasurer

                                American Centurion Life                                   Treasurer
                                Assurance Company

                                American Enterprise Life                                  Vice Pesident and Treasurer
                                Insurance Company

                                American Enterprise REO 1, LLC                            Treasurer

                                American Express Asset Management                         Treasurer
                                Group, Inc.

                                American Express                                          Director and Treasurer
                                Certificate Company

                                American Express Client                                   Treasurer
                                Service Corporation

                                American Express Corporation                              Treasurer

                                American Express Financial                                Director, Senior Vice President
                                Advisors Inc.                                             and Treasurer

                                American Express Financial                                Treasurer
                                Advisors Japan Inc.

                                American Express Insurance                                Treasurer
                                Agency of Alabama Inc.

                                American Express Insurance                                Treasurer
                                Agency of Arizona Inc.

                                American Express Insurance                                Treasurer
                                Agency of Idaho Inc.

                                American Express Insurance                                Treasurer
                                Agency of Maryland Inc.

                                American Express Insurance                                Treasurer
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Treasurer
                                Agency of Nevada Inc.

                                American Express Insurance                                Treasurer
                                Agency of New Mexico Inc.

                                American Express Insurance                                Treasurer
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Treasurer
                                Agency of Wyoming Inc.

                                American Partners Life                                    Vice Pesident and Treasurer
                                Insurance Company

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Kentucky, Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Maryland, Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Pennsylvania, Inc.

                                American Express Personal                                 Treasurer
                                Trust Services, FSB

                                AMEX Assurance Company                                    Treasurer

                                IDS Cable Corporation                                     Treasurer


                                IDS Cable II Corporation                                  Treasurer

                                IDS Capital Holdings Inc.                                 Treasurer

                                IDS Insurance Agency of                                   Treasurer
                                Arkansas, Inc.

                                IDS Life Insurance Company                                Vice Pesident and Treasurer

                                IDS Life Insurance Company                                Vice Pesident and Treasurer
                                of New York

                                IDS Management Corporation                                Treasurer

                                IDS Partnership Services                                  Treasurer
                                Corporation

                                IDS Property Casualty                                     Treasurer
                                Insurance Company

                                IDS Realty Corporation                                    Treasurer

                                IDS REO 1, LLC                                            Treasurer

                                IDS REO 2, LLC                                            Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
Barbara H. Fraser               American Express Financial                                Executive Vice President -
Director, Chairman of the       Advisors Inc.                                             Chief Marketing Officer
Board and Chief Executive
Officer                         IDS Life Insurance Company                                Director, Chairman of the Board and
                                                                                          Chief Executive Officer

                                American Express Trust Company                            Vice President
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Lorraine R. Hart                AMEX Assurance Company                                    Vice President -
Vice President - Investments                                                              Investments

                                American Centurion Life      20 Madison Ave. Extension    Vice President -  Investments
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President -  Investments
                                Insurance Company            Minneapolis, MN  55474

                                American Enterprise          829 AXP Financial Center     Vice President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express                                          Vice President -  Investments
                                Certificate Company

                                American Express                                          Director, President and Chief
                                Corporation                                               Executive Officer

                                American Express International                            Vice President - Investments
                                Deposit Company

                                American Express Financial                                Vice President - Administration
                                Advisors Inc.                                             Officer

                                American Express                                          Vice President -  Investments
                                International Deposit
                                Company

                                American Partners Life       1751 AXP Financial Center    Director and Vice
                                Insurance Company            Minneapolis, MN  55474       President - Investments

                                IDS Life Insurance Company                                Vice President - Investments

                                IDS Life Insurance Company   P.O. Box 5144                Vice President - Investments
                                of New York                  Albany, NY 12205

                                IDS Life Series Fund, Inc.                                Vice President - Investments

                                IDS Life Variable Annuity                                 Vice President - Investments
                                Funds A and B

                                IDS Property Casualty        1 WEG Blvd.                  Vice President - Investment Officer
                                Insurance Company            DePere, WI 54115

                                IDS REO 1, LLC                                            Vice President

                                IDS REO 2, LLC                                            Vice President

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Eric L. Marhoun                 American Centurion Life      20 Madison Ave. Extension    Director, General Counsel
Vice President, Assistant       Assurance Company            P.O. Box 5555                and Secretary
General Counsel and Assistant                                Albany, NY  12205-0555
Secretary
                                American Enterprise Life     829 AXP Financial Center     Vice President, Group
                                Insurance Company            Minneapolis, MN  55474       Counsel and Secretary

                                American Partners Life       1751 AXP Financial Center    Director, Vice President, Group
                                Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
                                                                                          Secretary

                                AMEX Assurance Company                                    Director

                                IDS Life Insurance Company                                Vice President, Group Counsel
                                                                                          and Assistant Secretary

                                IDS Life Insurance Company   P.O. Box 5144                Director, General Counsel and
                                of New York                  Albany, NY 12205             Secretary

                                IDS Property Casualty                                     Director
                                Insurance Company
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Timothy S. Meehan               American Express                                          Secretary
Secretary                       Financial Advisors Inc.

                                American Enterprise Investment Services                   Secretary

                                American Enterprise REO 1, LLC                            Secretary

                                American Express Asset                                    Secretary
                                Management Group Inc.

                                American Express Asset                                    Secretary
                                Management International Inc.

                                American Express Client Service                           Secretary
                                Corporation

                                American Express Financial                                Secretary
                                Advisors Inc. Japan

                                American Express Insurance                                Secretary
                                Agency of Alabama Inc.

                                American Express Insurance                                Secretary
                                Agency of Arizona Inc.

                                American Express Insurance                                Secretary
                                Agency of Idaho Inc.

                                American Express Insurance                                Secretary
                                Agency of Maryland Inc.

                                American Express Insurance                                Secretary
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Secretary
                                Agency of Nevada Inc.

                                American Express Insurance                                Secretary
                                Agency of New Mexico Inc.

                                American Express Insurance                                Secretary
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Secretary
                                Agency of Wyoming Inc.

                                American Express Personal                                 Secretary
                                Trust Services, FSB

                                American Express Property                                 Secretary
                                Casualty Insurance Agency

                                American Express Property Casualty                        Secretary
                                Insurance Agency of Kentucky Inc.

                                American Express Property Casualty                        Secretary
                                Insurance Agency of Maryland  Inc.

                                American Express Property Casualty                        Secretary
                                Insurance Agency of Pennslyvania Inc.

                                Amex Assurance Company                                    Secretary

                                IDS Cable Corporation                                     Secretary

                                IDS Cable II Corporation                                  Secretary

                                IDS Capital Holdings Inc.                                 Secretary

                                IDS Life Insurance Company                                Secretary

                                IDS Insurance Agency of                                   Secretary
                                Arkansas Inc.

                                IDS Management Corporation                                Secretary

                                IDS Partnership Services Corporation                      Secretary

                                IDS Property Casualty                                     Secretary
                                Insurance Company

                                IDS Realty Company                                        Secretary

                                IDS REO 1, LLC                                            Secretary

                                IDS REO 2, LLC                                            Secretary

                                Investors Syndicate Development Corp.                     Secretary
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Jeryl A. Millner                American Express Financial                                Vice President - LFO, Insurance,
Vice President and Controller   Advisors Inc.                                             Annuities and Certificates

                                American Centurion Life                                   Controller
                                Assurance Company

                                American Enterprise Life                                  Vice President and Controller
                                Insurance Company

                                American Express Certificate                              Vice President and Controller
                                Company

                                American Partners Life                                    Vice President and Controller
                                Insurance Company

                                IDS Life Insurance Company                                Vice President and Controller

                                IDS Life Insurance Company                                Controller
                                of New York
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Mary Ellyn Minenko              American Enterprise Life     829 AXP Financial Center     Vice President, Group
Vice President, Assistant       Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
General Counsel and Assistant                                                             Secretary
Secretary
                                American Centurion Life                                   Counsel and Assistant Secretary
                                Assurance Company

                                American Partners Life       1751 AXP Financial Center    Vice President, Group
                                Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
                                                                                          Secretary

                                IDS Life Insurance Company                                Vice President, Group Counsel
                                                                                          and Assistant Secretary

                                IDS Life Insurance Company                                Assistant General Counsel
                                of New York                                               and Assistant Secretary

                                IDS Life Series Fund, Inc.                                General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Variable Annuity                                 General Counsel and
                                Funds A & B                                               Assistant Secretary
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Barry J. Murphy                 American Express Client                                   Director, Chairman of the Board,
Director                        Service Corporation                                       President and Chief Executive Officer

                                American Express Financial                                Executive Vice President -
                                Advisors Inc.                                             U.S. Retail Group

                                IDS Life Insurance Company                                Director
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Teresa J. Rasmussen             American Express Financial                                Vice President and
Vice President and General      Advisors Inc.                                             Assistant General Counsel
Counsel and Assistant
Secretary                       American Centurion Life                                   Counsel and Secretary
                                Assurance Company

                                American Enterprise Life                                  Director
                                Insurance Company

                                American Express Corporation                              Director, Vice President and Secretary

                                IDS Life Insurance Company                                Vice President, General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Insurance Company   20 Madison Ave. Extension    Assistant General Counsel and
                                of New York                  Albany, NY 12205-0555        Assistant Secretary

                                American Partners                                         Director, Vice President,
                                Life Insurance Company                                    General Counsel and Secretary
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Stephen W. Roszell              Advisory Capital                                          Director
Director                        Strategies Group Inc.

                                Advisory Select LLC                                       Director

                                American Express Asset                                    Director and Chief Executive
                                Management Group Inc.                                     Officer

                                American Express Asset                                    Director and Executive Vice President
                                Management International,
                                Inc.

                                American Express Asset                                    Director
                                Management International,
                                (Japan) Ltd.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Institutional Group

                                American Express Financial                                Director
                                Advisors Japan Inc.

                                American Express Trust                                    Director
                                Company

                                IDS Life Insurance Company                                Director

                                Northwinds Marketing                                      Manager
                                Group LLC
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Bridget Sperl                   American Enterprise                                       Director, President and Chief
Executive Vice President -      Investment Services Inc.                                  Executive Officer
Client Service
Organization                    American Express Client                                   Director and Senior Vice President
                                Service Corporation

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Client Service Organization

                                IDS Life Insurance Company                                Executive Vice President -
                                                                                          Client Service Organization

                                IDS Property Casualty                                     Director
                                Insurance Company
------------------------------- ---------------------------- ---------------------------- --------------------------------------
John T. Sweeney                 American Express Financial                                Vice President - Lead
Director and Executive          Advisors Inc.                                             Financial Officer, Products Group
Vice President - Finance
                                AMEX Assurance Company                                    Director

                                American Centurion Life                                   Vice President - Finance
                                Assurance Company

                                American Enterprise                                       Vice President - Finance
                                Life Insurance Company

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Wyoming Inc.

                                American Express Certificate                              Vice President - Finance
                                Company

                                American Partners                                         Vice President - Finance
                                Life Insurance Company

                                IDS Cable Corporation                                     Director

                                IDS Cable II Corporation                                  Director


                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                IDS Life Insurance Company                                Director and Executive

                                IDS Life Insurance Company                                Vice President - Finance
                                New York

                                IDS Partnership                                           Director
                                Services Corporation

                                IDS Property Casualty                                     Director
                                Insurance Company

                                IDS Realty Corporation                                    Director
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Beth E. Weimer                  American Express                                          Vice President - Chief
Chief Compliance Officer        Financial Advisors Inc.                                   Compliance Officer

                                American Enterprise                                       Chief Compliance Officer
                                Investment Services Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management Group Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management International
                                Inc.

                                IDS Life Insurance Company                                Chief Compliance Officer
------------------------------- ---------------------------- ---------------------------- --------------------------------------

* Unless otherwise noted, address is 70100 AXP Financial Center, Minneapolis, MN 55474.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Item 27.      Principal Underwriters

              The Fund has no principal underwriter.

Item 28.      Location of Accounts and Records

              American Express Financial Corporation
              70100 AXP Financial Center
              Minneapolis, MN  55474

Item 29.      Management Services

              Not Applicable.

Item 30.      Undertakings

              Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Variable Portfolio - Money Market Series, Inc. certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota on the 28th day of October, 2003.


AXP VARIABLE PORTFOLIO - MONEY MARKET SERIES, INC.

By     /s/ Paula R. Meyer
       ----------------------------------------------
           Paula R. Meyer, President


By     /s/ Jeffrey P. Fox
       ----------------------------------------------
           Jeffrey P. Fox, Treasurer


Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of October, 2003.

Signature                                            Capacity


/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

                                                     Director
---------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone*                              Director
-----------------------
     Livio D. DeSimone

/s/  Barbara H. Fraser*                              Director
------------------------
     Barbara H. Fraser

/s/  Heinz F. Hutter*                                Director
----------------------
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

Signature                                            Capacity


/s/  Alan G. Quasha*
----------------------                               Director
     Alan G. Quasha

/s/  Stephen W. Roszell*                             Director
-------------------------
     Stephen W. Roszell

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott



* Signed pursuant to Directors' Power of Attorney, dated Jan. 8, 2003, filed electronically as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 2-72584, by:



/s/ Leslie L. Ogg
    -------------
    Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 40 TO REGISTRATION STATEMENT NO. 2-72584

This post-effective amendment contains the following papers and documents:

The facing sheet.

Part A (incorporated by reference).

     The prospectus.

Part B (incorporated by reference).

     Statement of Additional Information.
     Financial Statements.

Part C.

     Other information.

         The signatures.

         Exhibits.